ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2013
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities
	As at December 31,

	2013	2012

Trade payables	$80,242	$89,289

Wages payable	35,881	35,752

Accrued liabilities	16,366	27,372

Other liabilities	40,885	32,916

	$173,374	$185,329